CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Investments available for sale, at fair value, restricted investments	$ 11,176.7	670,603.5		805,912.3
Loans, allowance	$ 710.3	42,613.2	$ 561.6	33,694.2
Equity shares, par value		2.0		2.0
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,399,050,435	2,399,050,435	2,379,419,030	2,379,419,030
Equity shares, outstanding	2,399,050,435	2,399,050,435	2,379,419,030	2,379,419,030